EMPLOYEE BENEFITS - Post-employment health care benefit plan - Funded status (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (196,446)	R$ (224,180)
Present value of the defined benefit obligations
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (196,446)	R$ (224,180)